COMMITMENTS AND CONTINGENCIES - Commitments - Net Office Lease Payments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Net office lease payments	CAD 9.7	CAD 10.5	CAD 10.8